Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventories	$ 1,173	$ 583
Lubricants [Member]
Inventory [Line Items]
Inventories	479	$ 583
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 694